Schedule of investing activities with partial cash payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investing Activities With Partial Cash Payments
Purchase of property, plant and equipment	$ 44,224	$ 154,594
Add: Opening balance of payable on equipment	12,140	278,011
Less: Ending balance of payable on equipment	(11,657)	(12,140)
Less: Opening balance of prepaid on property, plant and equipment	(411,178)	(626,179)
Add: Ending balance of prepaid on property, plant and equipment	390,363	411,178
Effect of foreign exchange rate changes	1,333
Effects from disposal of investments		(111,954)
Cash paid during the year	$ 25,225	$ 93,510